Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4.	Intangible Assets

The Company’s intangible assets consist of intellectual property that the Parent had acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives.

The following is a summary of the Company’s intangible assets:

	December 31, 2025	June 30, 2025

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,230,117)	(2,115,429)
Intangible assets, net	$63,653	$178,341

Amortization expense was $114,688 for the six months ended December 31, 2025 and 2024. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30, 2026 (Remaining 6 months)	$63,653

4.	Intangible Assets

The Company’s intangible assets consist of intellectual property that the Parent had acquired from LAT Pharma and are amortized over their estimated useful lives.

The following is a summary of the Company’s intangible assets:

	June 30, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,115,429)	(1,886,052)
Intangible assets, net	$178,341	$407,718

Amortization expense was $229,377 for the years ended June 30, 2025 and 2024. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30, 2026	$178,341